Related Party Balances and Transactions (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025
Related Party Balances and Transactions [Line Items]
Incurred net expenses		$ 261	$ 358
Sublease annual rate amount	$ 33